Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000188958 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000188958 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000188958 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000188958 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000188958 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000023020 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000023020 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023020 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023020 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000023020 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000071350 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000071350 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000071350 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000071350 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000071350 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000081509 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000081509 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081509 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081509 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000081509 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000001300 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000001300 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001300 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001300 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000001300 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000001299 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000001299 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001299 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000001299 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000001297 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000001297 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001297 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001297 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000001297 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000001325 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[1]
C000001325 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000001325 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
C000001325 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
C000001325 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
C000001325 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
C000001325 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
C000001325 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
C000001325 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
C000001325 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
C000001325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001325 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001325 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000001325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000001325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000001325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001325 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001325 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001327 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[2]
C000001327 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000001327 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[2]
C000001327 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[2]
C000001327 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[2]
C000001327 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[2]
C000001327 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[2]
C000001327 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[2]
C000001327 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[2]
C000001327 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[2]
C000001327 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001327 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001327 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000001327 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001327 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000001327 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000001327 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001327 [Member] | Other Sector each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001327 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001328 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[3]
C000001328 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000001328 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[3]
C000001328 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[3]
C000001328 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[3]
C000001328 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[3]
C000001328 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[3]
C000001328 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[3]
C000001328 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[3]
C000001328 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[3]
C000001328 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001328 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001328 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000001328 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001328 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000001328 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000001328 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001328 [Member] | Other Sector each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001328 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071356 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[4]
C000071356 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000071356 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[4]
C000071356 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[4]
C000071356 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[4]
C000071356 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[4]
C000071356 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[4]
C000071356 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[4]
C000071356 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[4]
C000071356 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[4]
C000071356 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000071356 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000071356 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000071356 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000071356 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000071356 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000071356 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071356 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000071356 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023026 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[5]
C000023026 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000023026 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[5]
C000023026 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[5]
C000023026 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[5]
C000023026 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[5]
C000023026 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[5]
C000023026 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[5]
C000023026 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[5]
C000023026 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[5]
C000023026 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000023026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000023026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000023026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023026 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023026 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023027 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[6]
C000023027 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000023027 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[6]
C000023027 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[6]
C000023027 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[6]
C000023027 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[6]
C000023027 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[6]
C000023027 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[6]
C000023027 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[6]
C000023027 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[6]
C000023027 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023027 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023027 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000023027 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023027 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000023027 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000023027 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023027 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023027 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120732 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[7]
C000120732 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000120732 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[7]
C000120732 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[7]
C000120732 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[7]
C000120732 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[7]
C000120732 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[7]
C000120732 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[7]
C000120732 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[7]
C000120732 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[7]
C000120732 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120732 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000120732 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000120732 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000120732 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000120732 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000120732 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120732 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120732 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000188961 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000188961 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000188961 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000188961 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029635 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000029635 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000029635 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000029635 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000071357 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000071357 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000071357 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000071357 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029634 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000029634 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000029634 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000029634 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029633 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000029633 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000029633 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000029633 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029631 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000029631 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000029631 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000029631 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000031004 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000031004 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000031004 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000031004 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000031004 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000031004 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000031006 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000031006 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000031006 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000031006 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000031006 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000031006 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000031007 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000031007 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000031007 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000031007 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000031007 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000031007 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000096003 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000096003 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000096003 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000096003 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000096003 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000096003 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000071360 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000071360 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000071360 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000071360 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000071360 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000071360 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000031003 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000031003 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000031003 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000031003 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000031003 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000031003 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000188963 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188963 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000188963 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000188963 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000188963 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000188963 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000120738 [Member] | Alphabet Inc Series B Conv Pfd 6 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[8]
C000120738 [Member] | NextEra Energy Inc Conv Pfd 7 30 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[8]
C000120738 [Member] | TeraWulf Inc Conv 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[8]
C000120738 [Member] | Cloudflare Inc Conv 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[8]
C000120738 [Member] | Live Nation Entertainment Inc Conv 3 13 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[8]
C000120738 [Member] | Bloom Energy Corp Conv 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[8]
C000120738 [Member] | Welltower OP LLC Conv 3 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000120738 [Member] | Nebius Group N V Conv 2 75 09 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000120738 [Member] | Boeing Co The Conv Pfd 6 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[8]
C000120738 [Member] | Western Digital Corp Conv 3 00 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[8]
C000120738 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120738 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000120738 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000120738 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000120738 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000120738 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000120738 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120738 [Member] | Other Sector each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120738 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000120738 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000120738 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120738 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096004 [Member] | Alphabet Inc Series B Conv Pfd 6 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[9]
C000096004 [Member] | NextEra Energy Inc Conv Pfd 7 30 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[9]
C000096004 [Member] | TeraWulf Inc Conv 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[9]
C000096004 [Member] | Cloudflare Inc Conv 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[9]
C000096004 [Member] | Live Nation Entertainment Inc Conv 3 13 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[9]
C000096004 [Member] | Bloom Energy Corp Conv 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000096004 [Member] | Welltower OP LLC Conv 3 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000096004 [Member] | Nebius Group N V Conv 2 75 09 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000096004 [Member] | Boeing Co The Conv Pfd 6 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[9]
C000096004 [Member] | Western Digital Corp Conv 3 00 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[9]
C000096004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000096004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000096004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000096004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000096004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000096004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096004 [Member] | Other Sector each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000096004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000096004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096004 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084575 [Member] | Alphabet Inc Series B Conv Pfd 6 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[10]
C000084575 [Member] | NextEra Energy Inc Conv Pfd 7 30 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[10]
C000084575 [Member] | TeraWulf Inc Conv 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[10]
C000084575 [Member] | Cloudflare Inc Conv 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[10]
C000084575 [Member] | Live Nation Entertainment Inc Conv 3 13 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[10]
C000084575 [Member] | Bloom Energy Corp Conv 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000084575 [Member] | Welltower OP LLC Conv 3 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000084575 [Member] | Nebius Group N V Conv 2 75 09 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000084575 [Member] | Boeing Co The Conv Pfd 6 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[10]
C000084575 [Member] | Western Digital Corp Conv 3 00 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[10]
C000084575 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084575 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000084575 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084575 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084575 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000084575 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000084575 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084575 [Member] | Other Sector each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084575 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084575 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084575 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084575 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084574 [Member] | Alphabet Inc Series B Conv Pfd 6 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[11]
C000084574 [Member] | NextEra Energy Inc Conv Pfd 7 30 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[11]
C000084574 [Member] | TeraWulf Inc Conv 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[11]
C000084574 [Member] | Cloudflare Inc Conv 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[11]
C000084574 [Member] | Live Nation Entertainment Inc Conv 3 13 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[11]
C000084574 [Member] | Bloom Energy Corp Conv 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000084574 [Member] | Welltower OP LLC Conv 3 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000084574 [Member] | Nebius Group N V Conv 2 75 09 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000084574 [Member] | Boeing Co The Conv Pfd 6 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[11]
C000084574 [Member] | Western Digital Corp Conv 3 00 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[11]
C000084574 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084574 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000084574 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084574 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000084574 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000084574 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084574 [Member] | Other Sector each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084574 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084574 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084574 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084572 [Member] | Alphabet Inc Series B Conv Pfd 6 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[12]
C000084572 [Member] | NextEra Energy Inc Conv Pfd 7 30 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[12]
C000084572 [Member] | TeraWulf Inc Conv 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[12]
C000084572 [Member] | Cloudflare Inc Conv 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[12]
C000084572 [Member] | Live Nation Entertainment Inc Conv 3 13 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[12]
C000084572 [Member] | Bloom Energy Corp Conv 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000084572 [Member] | Welltower OP LLC Conv 3 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000084572 [Member] | Nebius Group N V Conv 2 75 09 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000084572 [Member] | Boeing Co The Conv Pfd 6 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[12]
C000084572 [Member] | Western Digital Corp Conv 3 00 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[12]
C000084572 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084572 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000084572 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084572 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084572 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000084572 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000084572 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084572 [Member] | Other Sector each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084572 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084572 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084572 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084572 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084602 [Member] | Government National Mortgage Association TBA 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[13]
C000084602 [Member] | Government National Mortgage Association TBA 2 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[13]
C000084602 [Member] | Government National Mortgage Association TBA 2 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000084602 [Member] | Uniform Mortgage Backed Securities TBA 6 00 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[13]
C000084602 [Member] | Government National Mortgage Association TBA 5 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[13]
C000084602 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[13]
C000084602 [Member] | Uniform Mortgage Backed Securities TBA 5 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[13]
C000084602 [Member] | Government National Mortgage Association TBA 3 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[13]
C000084602 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[13]
C000084602 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[13]
C000084602 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000084602 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000084602 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000084602 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000084602 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	83.40%
C000084602 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000084604 [Member] | Government National Mortgage Association TBA 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[14]
C000084604 [Member] | Government National Mortgage Association TBA 2 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[14]
C000084604 [Member] | Government National Mortgage Association TBA 2 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000084604 [Member] | Uniform Mortgage Backed Securities TBA 6 00 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[14]
C000084604 [Member] | Government National Mortgage Association TBA 5 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[14]
C000084604 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[14]
C000084604 [Member] | Uniform Mortgage Backed Securities TBA 5 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[14]
C000084604 [Member] | Government National Mortgage Association TBA 3 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[14]
C000084604 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[14]
C000084604 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[14]
C000084604 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000084604 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000084604 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000084604 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000084604 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	83.40%
C000084604 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000217950 [Member] | Government National Mortgage Association TBA 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[15]
C000217950 [Member] | Government National Mortgage Association TBA 2 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[15]
C000217950 [Member] | Government National Mortgage Association TBA 2 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[15]
C000217950 [Member] | Uniform Mortgage Backed Securities TBA 6 00 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[15]
C000217950 [Member] | Government National Mortgage Association TBA 5 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[15]
C000217950 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[15]
C000217950 [Member] | Uniform Mortgage Backed Securities TBA 5 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[15]
C000217950 [Member] | Government National Mortgage Association TBA 3 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[15]
C000217950 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[15]
C000217950 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[15]
C000217950 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000217950 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000217950 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000217950 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000217950 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	83.40%
C000217950 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000084605 [Member] | Government National Mortgage Association TBA 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[16]
C000084605 [Member] | Government National Mortgage Association TBA 2 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[16]
C000084605 [Member] | Government National Mortgage Association TBA 2 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[16]
C000084605 [Member] | Uniform Mortgage Backed Securities TBA 6 00 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[16]
C000084605 [Member] | Government National Mortgage Association TBA 5 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[16]
C000084605 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[16]
C000084605 [Member] | Uniform Mortgage Backed Securities TBA 5 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[16]
C000084605 [Member] | Government National Mortgage Association TBA 3 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[16]
C000084605 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[16]
C000084605 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[16]
C000084605 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000084605 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000084605 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000084605 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000084605 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	83.40%
C000084605 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000084606 [Member] | Government National Mortgage Association TBA 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[17]
C000084606 [Member] | Government National Mortgage Association TBA 2 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[17]
C000084606 [Member] | Government National Mortgage Association TBA 2 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000084606 [Member] | Uniform Mortgage Backed Securities TBA 6 00 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[17]
C000084606 [Member] | Government National Mortgage Association TBA 5 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[17]
C000084606 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[17]
C000084606 [Member] | Uniform Mortgage Backed Securities TBA 5 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[17]
C000084606 [Member] | Government National Mortgage Association TBA 3 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[17]
C000084606 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[17]
C000084606 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[17]
C000084606 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000084606 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000084606 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000084606 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000084606 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	83.40%
C000084606 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000188964 [Member] | Government National Mortgage Association TBA 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[18]
C000188964 [Member] | Government National Mortgage Association TBA 2 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[18]
C000188964 [Member] | Government National Mortgage Association TBA 2 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000188964 [Member] | Uniform Mortgage Backed Securities TBA 6 00 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[18]
C000188964 [Member] | Government National Mortgage Association TBA 5 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[18]
C000188964 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[18]
C000188964 [Member] | Uniform Mortgage Backed Securities TBA 5 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[18]
C000188964 [Member] | Government National Mortgage Association TBA 3 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[18]
C000188964 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[18]
C000188964 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[18]
C000188964 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000188964 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000188964 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000188964 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000188964 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	83.40%
C000188964 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000209309 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209309 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000209309 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209309 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000209309 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000209296 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209296 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000209296 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209296 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000209296 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000209298 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209298 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000209298 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209298 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000209298 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000209300 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209300 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000209300 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209300 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000209300 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000209302 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209302 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000209302 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209302 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000209302 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000209304 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209304 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000209304 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209304 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000209304 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000209317 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209317 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209317 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209317 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000209317 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209316 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209316 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209316 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000209316 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209315 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209315 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209315 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209315 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000209315 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209314 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209314 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209314 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209314 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000209314 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209313 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209313 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209313 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209313 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000209313 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209311 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209311 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209311 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209311 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000209311 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209318 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209318 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209318 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000209318 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209318 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209318 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209319 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209319 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209319 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000209319 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209319 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209319 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209320 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209320 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209320 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000209320 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209320 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209320 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209321 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209321 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209321 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000209321 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209321 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209321 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209322 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209322 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209322 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000209322 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209322 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209322 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209323 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209323 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209323 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000209323 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209323 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209323 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209329 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209329 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209329 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000209329 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209329 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209329 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209324 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209324 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209324 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000209324 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209324 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209324 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209328 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209328 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209328 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000209328 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209328 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209328 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000216604 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000216604 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216604 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000216604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000216604 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000216604 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209327 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209327 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209327 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000209327 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209327 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209327 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209326 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209326 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209326 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000209326 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209326 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209326 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209325 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209325 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209325 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000209325 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209325 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000209325 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000209334 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.05%
C000209334 [Member] | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
C000209334 [Member] | Invesco International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000209334 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.97%
C000209334 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.59%
C000209334 [Member] | Invesco International Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	34.98%
C000209333 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.05%
C000209333 [Member] | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
C000209333 [Member] | Invesco International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000209333 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.97%
C000209333 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.59%
C000209333 [Member] | Invesco International Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	34.98%
C000209332 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.05%
C000209332 [Member] | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
C000209332 [Member] | Invesco International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000209332 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.97%
C000209332 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.59%
C000209332 [Member] | Invesco International Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	34.98%
C000209331 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.05%
C000209331 [Member] | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
C000209331 [Member] | Invesco International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000209331 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.97%
C000209331 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.59%
C000209331 [Member] | Invesco International Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	34.98%
C000209330 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.05%
C000209330 [Member] | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
C000209330 [Member] | Invesco International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000209330 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.97%
C000209330 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.59%
C000209330 [Member] | Invesco International Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	34.98%
C000209335 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.05%
C000209335 [Member] | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
C000209335 [Member] | Invesco International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000209335 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.97%
C000209335 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.59%
C000209335 [Member] | Invesco International Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	34.98%
C000209337 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[19]
C000209337 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[19]
C000209337 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[19]
C000209337 [Member] | Outfront Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[19]
C000209337 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[19]
C000209337 [Member] | AAR Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[19]
C000209337 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[19]
C000209337 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[19]
C000209337 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[19]
C000209337 [Member] | Cathay General Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[19]
C000209337 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209337 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000209337 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209337 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209337 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000209337 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209337 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209337 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209337 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209337 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209337 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209341 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[20]
C000209341 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[20]
C000209341 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[20]
C000209341 [Member] | Outfront Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[20]
C000209341 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[20]
C000209341 [Member] | AAR Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[20]
C000209341 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[20]
C000209341 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[20]
C000209341 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[20]
C000209341 [Member] | Cathay General Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[20]
C000209341 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209341 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000209341 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209341 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209341 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000209341 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209341 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209341 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209341 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209341 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209341 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209340 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[21]
C000209340 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[21]
C000209340 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[21]
C000209340 [Member] | Outfront Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[21]
C000209340 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[21]
C000209340 [Member] | AAR Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[21]
C000209340 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[21]
C000209340 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[21]
C000209340 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[21]
C000209340 [Member] | Cathay General Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[21]
C000209340 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209340 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000209340 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209340 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209340 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000209340 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209340 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209340 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209340 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209340 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209340 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209339 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[22]
C000209339 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[22]
C000209339 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[22]
C000209339 [Member] | Outfront Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[22]
C000209339 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[22]
C000209339 [Member] | AAR Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[22]
C000209339 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[22]
C000209339 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[22]
C000209339 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[22]
C000209339 [Member] | Cathay General Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[22]
C000209339 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209339 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000209339 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209339 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209339 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000209339 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209339 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209339 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209339 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209339 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209339 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209338 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[23]
C000209338 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[23]
C000209338 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[23]
C000209338 [Member] | Outfront Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[23]
C000209338 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[23]
C000209338 [Member] | AAR Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[23]
C000209338 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[23]
C000209338 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[23]
C000209338 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[23]
C000209338 [Member] | Cathay General Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[23]
C000209338 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209338 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000209338 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000209338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209338 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209338 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209338 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209338 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209338 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209336 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[24]
C000209336 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[24]
C000209336 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[24]
C000209336 [Member] | Outfront Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[24]
C000209336 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[24]
C000209336 [Member] | AAR Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[24]
C000209336 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[24]
C000209336 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[24]
C000209336 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[24]
C000209336 [Member] | Cathay General Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[24]
C000209336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000209336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000209336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209336 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209336 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209342 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[25]
C000209342 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[25]
C000209342 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[25]
C000209342 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[25]
C000209342 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[25]
C000209342 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[25]
C000209342 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[25]
C000209342 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[25]
C000209342 [Member] | Rockwell Automation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[25]
C000209342 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[25]
C000209342 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209342 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209342 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209342 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209342 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209342 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209342 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209342 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209342 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209342 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209347 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[26]
C000209347 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[26]
C000209347 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[26]
C000209347 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[26]
C000209347 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[26]
C000209347 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[26]
C000209347 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[26]
C000209347 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[26]
C000209347 [Member] | Rockwell Automation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[26]
C000209347 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[26]
C000209347 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209347 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209347 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209347 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209347 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209347 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209347 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209347 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209347 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209347 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209347 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209347 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209343 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[27]
C000209343 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[27]
C000209343 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[27]
C000209343 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[27]
C000209343 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[27]
C000209343 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[27]
C000209343 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[27]
C000209343 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[27]
C000209343 [Member] | Rockwell Automation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[27]
C000209343 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[27]
C000209343 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209343 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209343 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209343 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209343 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209343 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209343 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209343 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209343 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209343 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209343 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209343 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209344 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[28]
C000209344 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[28]
C000209344 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[28]
C000209344 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[28]
C000209344 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[28]
C000209344 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[28]
C000209344 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[28]
C000209344 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[28]
C000209344 [Member] | Rockwell Automation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[28]
C000209344 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[28]
C000209344 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209344 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209344 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209344 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209344 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209344 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209344 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209344 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209344 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209344 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209344 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209344 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209345 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[29]
C000209345 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[29]
C000209345 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[29]
C000209345 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[29]
C000209345 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[29]
C000209345 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[29]
C000209345 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[29]
C000209345 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[29]
C000209345 [Member] | Rockwell Automation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[29]
C000209345 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[29]
C000209345 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209345 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209345 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209345 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209345 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209345 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209345 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209345 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209345 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209345 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209345 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209345 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209346 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[30]
C000209346 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[30]
C000209346 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[30]
C000209346 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[30]
C000209346 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[30]
C000209346 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[30]
C000209346 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[30]
C000209346 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[30]
C000209346 [Member] | Rockwell Automation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[30]
C000209346 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[30]
C000209346 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209346 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209346 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209346 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209346 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209346 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209346 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209346 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209346 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209346 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209346 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209346 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.